Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Contributed equity
Total Equity	$ 508,731	$ 501,838	$ 500,002	$ 497,044
Ordinary Shares
Contributed equity
Ordinary shares (in shares)	1,015,342,237	814,204,825	737,121,218	650,454,551
Less: Treasury Shares (in shares)	(542,903)		(542,903)
Total Contributed Equity (in shares)	1,014,799,334		736,578,315
Ordinary shares	$ 1,286,229		$ 1,207,714
Less: Treasury Shares	0		0
Total Equity	$ 1,286,229	$ 1,249,123	$ 1,207,714	$ 1,165,309